Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 8 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2024	December 31, 2023

Office and electronic equipment	$289,764	$323,282
Vehicle	484,491	752,490
Furniture and leasehold improvement	-	31,247
Office building	8,176,766	8,316,572
Construction in process	-	781,185
Office building improvement	845,694	-
Less: accumulated depreciation	(1,148,783)	(1,033,670)
Total	$8,647,932	$9,171,106

Construction in progress represent ongoing construction for the office building mentioned above. The construction was to install elevator, HVAC, electrical system and office construction for the third and fourth floor of the office building to get the office space ready for use. The construction was completed in 2024 and adjusted to office building improvement.

Depreciation expense for the years ended December 31, 2024, 2023 and 2022 was $344,040, $288,862, and $340,296, respectively.